Hutch Hsieh

(650) 843-5131

hhsieh@cooley.com

April 15, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	NeoPhotonics Corporation

Registration Statement on Form S-1

Dear Sir or Madam:

On behalf of NeoPhotonics Corporation (the “Registrant”), and for the purpose of registering shares of the Registrant’s Common Stock with a proposed maximum aggregate offering price of $115,000,000 under the Securities Act of 1933, as amended, and pursuant to Regulation S-T promulgated thereunder, we are electronically transmitting hereunder one conformed copy of a Registration Statement on Form S-1 (the “Registration Statement”), together with all exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Registrant for five years.

Pursuant to Rule 13(c) of Regulation S-T, a filing fee of $8,199.50 was wired to the Securities and Exchange Commission (the “SEC”) on April 12, 2010, and verification of the receipt of said funds has been received from the SEC.

Please direct any questions or comments regarding this filing to me at (650) 843-5131.

Sincerely,

/s/ Hutch Hsieh

Hutch Hsieh

cc:	Timothy Jenks, NeoPhotonics Corporation

William Brentani, Simpson Thacher & Bartlett LLP

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM